Goodwill - Summary (Details) - Goodwill - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in goodwill and intangible assets
Intangible assets at beginning of period	€ 21,271
Intangible assets at end of period	23,725	€ 21,271
Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	21,371	23,415
Foreign currency exchange differences	847	(2,249)
Additions from business combinations	1,609	205
Intangible assets at end of period	23,827	21,371
Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	100	104
Foreign currency exchange differences	2	(4)
Intangible assets at end of period	€ 102	€ 100